Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.6%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	7,226,100	$7,571,515

Auto Components — 0.3%
Nemak SAB de CV(c)	10,619,600	3,461,453

Banks — 11.1%
Banco del Bajio SA(a)(b)(c)	7,545,430	9,422,195
Grupo Financiero Banorte SAB de CV, Class O(a)	19,094,861	95,860,342
Grupo Financiero Inbursa SAB de CV, Class O(a)(b)	21,028,192	20,583,248
Regional SAB de CV(a)	2,257,600	9,663,668

		135,529,453

Beverages — 13.0%
Arca Continental SAB de CV	4,033,529	19,734,906
Becle SAB de CV	5,290,200	12,437,803
Coca-Cola Femsa SAB de CV	3,166,043	14,303,072
Fomento Economico Mexicano SAB de CV	15,502,310	112,249,753

		158,725,534

Building Products — 0.3%
Grupo Rotoplas SAB de CV(b)	3,837,185	4,161,480

Capital Markets — 0.8%
Bolsa Mexicana de Valores SAB de CV	4,475,387	10,151,301

Chemicals — 2.0%
Alpek SAB de CV(b)	5,403,700	4,715,654
Orbia Advance Corp. SAB de CV	9,645,542	19,796,893

		24,512,547

Construction Materials — 5.0%
Cemex SAB de CV, CPO, NVS	114,548,629	52,283,253
Grupo Cementos de Chihuahua SAB de CV	1,744,900	9,186,555

		61,469,808

Consumer Finance — 0.5%
Gentera SAB de CV(a)	13,555,206	5,864,183

Diversified Telecommunication Services — 1.6%
Axtel SAB de CV, CPO(a)	14,496,700	5,897,499
Telesites SAB de CV(a)	13,368,146	13,960,731

		19,858,230

Equity Real Estate Investment Trusts (REITs) — 5.4%
Concentradora Fibra Danhos SA de CV	3,965,600	4,694,228
Fibra Uno Administracion SA de CV	28,042,300	27,963,696
Macquarie Mexico Real Estate Management SA de CV(c)	8,060,000	10,256,691
PLA Administradora Industrial S. de RL de CV	7,867,800	11,280,700
Prologis Property Mexico SA de CV	5,099,066	11,042,305

		65,237,620

Food & Staples Retailing — 10.4%
Grupo Comercial Chedraui SA de CV	4,065,000	5,725,466
La Comer SAB de CV(b)	5,402,055	11,194,594
Wal-Mart de Mexico SAB de CV	41,785,333	110,389,650

		127,309,710

Food Products — 4.8%
Gruma SAB de CV, Class B	1,999,430	22,058,058
Grupo Bimbo SAB de CV, Series A(b)	14,560,904	30,889,502
Grupo Herdez SAB de CV	2,705,444	5,363,508

		58,311,068

Security	Shares	Value

Gas Utilities — 1.4%
Infraestructura Energetica Nova SAB de CV(a)	4,928,500	$17,543,714

Hotels, Restaurants & Leisure — 0.6%
Alsea SAB de CV(a)(b)	5,710,166	7,861,340

Household Products — 1.8%
Kimberly-Clark de Mexico SAB de CV, Class A	13,795,654	21,942,732

Industrial Conglomerates — 2.1%
Alfa SAB de CV, Class A	18,589,351	14,673,012
Grupo Carso SAB de CV, Series A1(a)	4,548,933	10,358,744

		25,031,756

Insurance — 0.9%
Qualitas Controladora SAB de CV	2,150,000	10,508,670

Media — 3.7%
Grupo Televisa SAB, CPO(a)	21,123,447	33,975,251
Megacable Holdings SAB de CV, CPO	2,971,800	10,845,415

		44,820,666

Metals & Mining — 6.6%
Grupo Mexico SAB de CV, Series B	16,585,586	60,347,127
Industrias Penoles SAB de CV(b)	1,326,633	19,520,556

		79,867,683

Pharmaceuticals — 0.7%
Genomma Lab Internacional SAB de CV, Class B(a)	8,792,093	8,614,781

Real Estate Management & Development — 0.9%
Corp Inmobiliaria Vesta SAB de CV	5,970,549	10,707,977

Transportation Infrastructure — 8.0%
Grupo Aeroportuario del Centro Norte SAB de CV(a)(b)	3,160,792	18,405,088
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	3,351,149	34,401,793
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)(b)	1,847,175	27,557,562
Promotora y Operadora de Infraestructura SAB de CV(b)	2,111,250	16,900,265

		97,264,708

Wireless Telecommunication Services — 17.0%
America Movil SAB de CV, Series L, NVS	276,046,218	207,070,613

Total Common Stocks — 99.5% (Cost: $1,489,969,625)		1,213,398,542

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	15,487,043	15,496,336
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	2,684,000	2,684,000

		18,180,336

Total Short-Term Investments — 1.5% (Cost: $18,181,811)		18,180,336

Total Investments in Securities — 101.0% (Cost: $1,508,151,436)		1,231,578,878

Other Assets, Less Liabilities — (1.0)%		(12,344,751)

Net Assets — 100.0%		$1,219,234,127

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Mexico ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,960,657	$1,541,025	(a)	$—	$(3,356)	$(1,990)	$15,496,336	15,487,043	$23,794	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	574,000	2,110,000	(a)	—	—	—	2,684,000	2,684,000	171		—

					$(3,356)	$(1,990)	$18,180,336		$23,965		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MEX BOLSA Index	253	12/18/20	$5,240	$(76,983)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,213,398,542	$—	$—	$1,213,398,542
Money Market Funds	18,180,336	—	—	18,180,336

	$1,231,578,878	$—	$—	$1,231,578,878

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(76,983)	$—	$—	$(76,983)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Mexico ETF

Portfolio Abbreviations - Equity

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

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